Vanguard Variable Insurance Funds—Money Market Portfolio

Supplement Dated September 24, 2025, to the Prospectus and Summary Prospectus Dated April 29, 2025

Important Changes to Vanguard Variable Insurance Funds—Money Market Portfolio (the Portfolio)

Effective today, Nafis T. Smith has been added as portfolio manager of the Portfolio. Mr. Smith replaces John C. Lanius, who has retired from Vanguard and will no longer serve as portfolio manager of the Portfolio.

The Portfolio’s investment objective, strategies, and policies remain unchanged.

Prospectus Text Changes

The following text replaces the information for Mr. Lanius under the heading “Investment Advisor” in the Portfolio Summary section:

Nafis T. Smith, Portfolio Manager and Principal of Vanguard. He has managed the Portfolio since September 2025.

The following text replaces the information for Mr. Lanius under the heading “Investment Advisor” in the More on the Portfolio section:

Nafis T. Smith, CFA, Portfolio Manager and Principal of Vanguard. He has been with Vanguard since 2003, has worked in investment management since 2005, has managed investment portfolios since 2010, and has managed the Portfolio since September 2025. Education: B.A., Cornell University; M.B.A., Wharton School University of Pennsylvania.

CFA® is a registered trademark owned by CFA Institute.

© 2025 The Vanguard Group, Inc. All rights reserved.	PS 104A 092025
Vanguard Marketing Corporation, Distributor.

Vanguard Variable Insurance Funds

Supplement Dated September 24, 2025, to the Statement of Additional Information Dated April 29, 2025

Important Changes to Vanguard Variable Insurance Funds—Money Market Portfolio (the Portfolio)

Effective today, Nafis T. Smith has been added as portfolio manager of the Portfolio. Mr. Smith replaces John C. Lanius, who has retired from Vanguard and will no longer serve as portfolio manager of the Portfolio.

The Portfolio’s investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following text and table replace the information for Mr. Lanius under the sub-heading “1. Other Accounts Managed”on page B-85:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Nafis T. Smith1	Registered investment companies	2	$219B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Information provided as of August 31, 2025.

Within the same section, the following text replaces the information for Mr. Lanius under the sub-heading “4. Ownership of Securities in the Portfolios” on page B-87:

As of August 31, 2025, Mr. Smith did not invest in the Portfolio.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 064A 092025
Vanguard Marketing Corporation, Distributor.